Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	In response to Item 402(x)(1) of Regulation S-K, we do not grant new awards of stock options, stock appreciation rights or similar option-like instruments in anticipation of material nonpublic information. Accordingly, we have no specific policy or practice on the timing of awards of such options in relation to the disclosure of material nonpublic information by us.
Award Timing Method	In response to Item 402(x)(1) of Regulation S-K, we do not grant new awards of stock options, stock appreciation rights or similar option-like instruments in anticipation of material nonpublic information. Accordingly, we have no specific policy or practice on the timing of awards of such options in relation to the disclosure of material nonpublic information by us.
Award Timing Predetermined	false
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	Accordingly, we have no specific policy or practice on the timing of awards of such options in relation to the disclosure of material nonpublic information by us.
MNPI Disclosure Timed for Compensation Value	false